Other Accounts Payable	12 Months Ended
Dec. 31, 2019
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 12:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2019	2018

Employees and payroll accruals	$68	$484
Accrued vacation	40	52
Provisions due to litigations and claims (*)	-	250
Other payables	-	58

	$108	$844

(*) All litigations and claims were attributed only to THR and were settled or terminated prior to or following THR's Dissolution (see Note 4). As of December 31, 2019, there are no pending litigations or claims against the Company, which according to the best knowledge and estimations of the Company's management, require a provision as such.